Other non-current assets	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets

Other non-current assets consist of the following:

(In US$ millions)	December 31, 2015	December 31, 2014
Deferred tax effect of internal transfer of assets	92	102
Deferred mobilization costs	32	47
Deferred consideration	—	154
Receivable from shipyard (1)	199	—
Other	8	8
Total other non-current assets	331	311

(1)	The Receivable from shipyard relates to the West Mira. Please see Note 5 – (Loss)/gain on disposals for more information